Acquisitions and disposals	12 Months Ended
Mar. 31, 2022
Acquisitions and disposals
Acquisitions and disposals

 27. Acquisitions and disposals

The note below provides details of acquisition and disposal transactions for the current year as well as those completed in the prior year. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ to the consolidated financial statements.

Accounting policies

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the consolidated income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to the Group. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.

Acquisition of interests from non-controlling shareholders

In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted is recognised in equity.

Acquisitions

The aggregate cash consideration in respect of purchases of subsidiaries, net of cash acquired, is as follows:

	2022	2021
	€m	€m
Cash consideration paid
Acquisitions during the year	–	13 8
Net cash acquired	–	(2)
	–	136

During the prior year ended 31 March 2021, the Group completed acquisitions for an aggregate consideration of €178 million, satisfied by the transfer of equity interests in certain of the Group’s subsidiaries. The aggregate fair values of goodwill, identifiable assets, liabilities and non-controlling interests recognised on acquisition were €82 million, €468 million, €312 million and €60 million, respectively. In addition, the Group paid €138 million in respect of acquisitions completed in prior periods.

Disposals

The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries, joint arrangements and associates that the Group has disposed of, and that have previously recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.

The aggregate cash consideration in respect of the disposal of subsidiaries, net of cash disposed, is as follows:

	2022	2021
	€m	€m
Cash consideration received
Vodafone New Zealand	–	(37)
Tower infrastructure in Italy	–	192
Other disposals during the period	–	3
Net cash disposed	–	(1)
	–	157

Other transactions with non-controlling shareholders in subsidiaries

	2022	2021
	€m	€m
Cash consideration received/(paid)
Vantage Towers IPO	217	2,000
Vantage Towers Greece	–	(288)
Other	(28)	(49)
	189	1,663

Vantage Towers IPO

In the comparative period, the Group completed an initial public offering of Vantage Towers AG, with the first day of trading on the Regulated Market of the Frankfurt Stock Exchange being 18 March 2021. The offer consisted solely of a secondary sell-down of existing shares held by Vodafone GmbH. Cash consideration of €2,000 million was received in the comparative period. A further €217 million was received in April 2021, following completion of the market stabilisation period described in the Vantage Towers prospectus.

Vantage Towers Greece

In the comparative period on 25 March 2021, the Group exercised its option to purchase the remaining 38% of Vantage Towers Greece for cash consideration of €288 million, taking its shareholding to 100%.

Other matters

Vodafone Egypt

On 10 November 2021, the Group announced that it had agreed to transfer its 55% shareholding in Vodafone Egypt to its subsidiary, Vodacom Group Limited (‘Vodacom’).

The total consideration is €2,365 million of which approximately €1,892 million will be settled by the issue of 242 million new ordinary Vodacom shares to Vodafone at an issue price of ZAR 135.75 per share; the remaining €473 million will be settled in cash. As a result, Vodafone’s ownership in Vodacom will increase from 60.5% to 65.1%.

Under the terms of the sale and purchase agreement, the cash element of the purchase consideration will be adjusted for any movement in the net debt and agreed working capital of Vodafone Egypt between signing and closing. Completion of the transaction is subject to a number of regulatory approvals, which are expected in the near term.